Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Debt securities in issue [line items]
Debt securities in issue	¥ 13,725,816	¥ 11,984,994
Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	2,874,209	2,585,889
Unsubordinated bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	9,572,275	8,285,355
Subordinated bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,279,332	¥ 1,113,750